Note 11 - Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of exploration and evaluation asset [text block]
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2016)	4,780,570	1	4,780,571
Additions	2,757,007	-	2,757,007
Closing balance - (December 31, 2017)	7,537,577	1	7,537,578
Deferred exploration costs:
Opening balance - (December 31, 2016)	31,204,785	-	31,204,785
Costs incurred during the period
Drilling and related costs	1,053,771	-	1,053,771
Professional/technical fees	112,191	-	112,191
Claim maintenance/lease costs	160,251	-	160,251
Geochemical, metallurgy	746,103	-	746,103
Technical studies	1,698,055	-	1,698,055
Travel and accommodation	390,927	-	390,927
Geology, geophysics and exploration	795,731	-	795,731
Supplies and misc.	118,015	-	118,015
Water exploration	7,981	-	7,981
Environmental	534,081	-	534,081
Value-added tax (Note 5)	444,729	-	444,729
Total deferred exploration costs during the period	6,061,835	-	6,061,835
Closing balance - (December 31, 2017)	37,266,620	-	37,266,620
Total exploration and evaluation assets	44,804,197	1	44,804,198
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2015)	3,202,134	1	3,202,135
Additions	1,578,436	-	1,578,436
Closing balance - (December 31, 2016)	4,780,570	1	4,780,571
Deferred exploration costs:
Opening balance - (December 31, 2015)	27,335,875	-	27,335,875
Costs incurred during the period
Drilling and related costs	666,210	-	666,210
Professional/technical fees	139,916	-	139,916
Claim maintenance/lease costs	138,901	-	138,901
Geochemical, metallurgy	611,344	-	611,344
Technical studies	1,048,807	-	1,048,807
Travel and accommodation	273,178	-	273,178
Geology, geophysics and exploration	489,919	-	489,919
Supplies and misc.	31,636	-	31,636
Water exploration	97,232	-	97,232
Reclamation, environmental	123,625	-	123,625
Value-added tax (Note 5)	248,142	-	248,142
Total deferred exploration costs during the period	3,868,910	-	3,868,910
Closing balance - (December 31, 2016)	31,204,785	-	31,204,785
Total exploration and evaluation assets	35,985,355	1	35,985,356
Dates	Payments (MXN)	CAD	Payment Status
November 28, 2016	$10,000,000	$651,200	Paid
November 28, 2018	$15,000,000	$976,500	Outstanding